UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCON P 11/13/06

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

CONFIDENTIAL TREATMENT EXPIRED

[redacted]

05077145

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951
Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL November 11, 2005

RECEIVED
NOV 14 2005
OFFICE OF THE SECRETARY

CONFIDENTIAL TREATMENT IS BEING REQUESTED.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: _22_

Form 13F Information Table Value Total: $__401,254__

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Prn amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Shared	None
3 Months	GUIDANT CORP	COM	401698105	36512	530000	SH		DEFINED		530000	0	0
3 Months	HIBERNIA CORP	CLA	428656102	42410	1411800	SH		DEFINED		1411800	0	0
3 Months	OSI PHARMACEUTICALS INC	COM	671040103	3268	111750	SH		DEFINED		111750	0	0
6 Months	IMS HEALTH INC	COM	449934108	8389	333291	SH		DEFINED		333291	0	0
6 Months	LAWSON SOFTWARE INC	COM	520780107	236	33969	SH		DEFINED		33969	0	0
6 Months	BEVERLY ENTERPRISES INC	COMNEW	87851309	12250	1000000	SH		DEFINED		1000000	0	0
6 Months	CHIRON CORP	COM	170040109	14146	324300	SH		DEFINED		324300	0	0
6 Months	GTECH HLDGS CORP	COM	400518106	8611	268600	SH		DEFINED		268600	0	0
6 Months	IVAX CORP	COM	465823102	37230	1412360	SH		DEFINED		1412360	0	0
6 Months	MBNA CORP	COM	55262L100	31202	1266300	SH		DEFINED		1266300	0	0
6 Months	MCI INC	COM	552691107	57859	2280606	SH		DEFINED		2280606	0	0
6 Months	MEDICIS PHARMACEUTICAL CORP	CLANEW	584690309	4308	132300	SH		DEFINED		132300	0	0
6 Months	NDCHEALTH CORP	COM	639480102	1563	82600	SH		DEFINED		82600	0	0
6 Months	PACIFICARE HEALTH SYS DEL	COM	695112102	43863	549800	SH		DEFINED		549800	0	0
9 Months	ENGINEERED SUPPORT SYS INC	COM	292866100	19925	485500	SH		DEFINED		485500	0	0
9 Months	SIEBEL SYS INC	COM	826170102	14878	1440309	SH		DEFINED		1440309	0	0
9 Months	WELLCHOICE INC	COM	949475107	21320	280900	SH		DEFINED		280900	0	0
12 Months	NEXTEL PARTNERS INC	CLA	65333F107	23610	940620	SH		DEFINED		940620	0	0
12 Months	PANAMSAT HLDG CORP	COM	69831Y105	12347	510200	SH		DEFINED		510200	0	0
12 Months	REEBOK INTL LTD	COM	758110100	622	11000	SH		DEFINED		11000	0	0
12 Months	REEBOK INTL LTD	DBCV2.000%5/0	758110AH3	1118	1000000	SH		DEFINED		1000000	0	0
12 Months	SHURGARD STORAGE CTRS INC	COM	82567D104	5587	100000	SH		DEFINED		100000	0	0

END